Significant Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2019
Disclosure of accounting judgements and estimates [text block] [Abstract]
Disclosure of accounting judgements and estimates [text block]

NOTE 3 - SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS:

The preparation of consolidated financial statements under IFRS requires the Group to make estimates and judgements that affect the application of policies and reported amounts. Estimates and judgements are continually evaluated and are based on historical experience and other factors including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Included in this note are accounting judgments and/or estimates which cover areas that the Directors and Management consider to have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities in the future:

a.	Deferred tax assets

Based on management’s judgment, no deferred tax assets have been recorded in the Group’s books of accounts for current losses carried forward for tax purposes since it is not probable that the Group will be able to utilize those losses in the foreseeable future against taxable income as of December 31, 2019. The deferred tax asset in connection with the accumulated losses for tax purposes (which was not recorded due to the reason mentioned above) aggregated to approximately USD 17 million.

b.	Fair value measurement of share-based payment transactions

The Company granted several equity-settled share based compensation plans to the Group’s employees and other service providers in connection with their service to the Group. The fair value of the share options is measured at grant date on the basis of accepted valuation models and assumptions regarding unobservable inputs used in the valuation models. The fair value mentioned above is expensed to the statement of loss and other comprehensive loss during the vesting period and concurrently recorded as capital reserves from options granted within the consolidated statement of changes in equity.

c.	Inventory impairment

The Company continually evaluates inventory for potential loss due to excess quantity or obsolete or slow-moving inventory by comparing sales history and sales projection to the inventory on hand. When evidence indicates that the carrying value of a product may not be recoverable, a charge is recorded to reduce the inventory to its current net realizable value. During 2018, the Company recorded in its books an inventory impairment of $ 328 thousands, charged to cost of revenues.

d.	Fair value measurement of financial assets and liabilities at fair value through profit or loss

As described in Note 4, the Company signed an agreement with Algomizer Ltd. As part of the agreement the Company received several financial assets. The fair value of this financial assets classified at FVTPL, which are not traded on an active market, is determined by using a level 3 valuation technique, see note 5.

In addition, the Company issued in previous years warrants to investors which include a cashless exercise mechanism and as a result did not meet the fixed-for-fixed criteria to be classified as an equity instrument. The fair value of this warrants classified at financial liabilities through profit or loss, which are not traded on an active market, is determined by using a level 3 valuation technique, see note 5.

The fair value of this financial assets and liabilities is measured on the basis of accepted valuation models and assumptions regarding unobservable inputs used in the valuation models. The fair value mentioned above is expensed to the statement of loss and other comprehensive loss.

e.	Considering the likelihood of contingent losses and quantifying possible settlements:

Provisions are recorded when a loss is considered probable and can be reasonably estimated. Judgment is necessary in assessing the likelihood that a pending claim or litigation against the Group will succeed, or a liability will arise, quantifying the possible range of final settlement. These judgments are made by management with the support of internal specialists or with the support of outsource consultants such as legal counsel. Because of the inherent uncertainties in this evaluation process, actual results may be different from these estimates.

f.	Listing expenses:

The reverse recapitalization transaction conducted at ScoutCam Ltd.’s level was accounted for in the Group’s consolidated financial statements as a transaction with non-controlling interest in which the Company consolidated INLL’s net assets in consideration equal to the fair value of the shares INLL had to issue to Medigus as part of the reverse recapitalization transaction. The fair value could not be determined based on INLL’s stock market value since the trading volume of INLL’s common stock was nil. Therefore, the Company determined the fair value of the transaction based on the pre-money valuation of INLL which was taken into account as part of the Issuance of Units to External Investors as mentioned above.